S000093944 [Member] Performance Management - AB California Intermediate Municipal ETF	Mar. 31, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	BAR CHART AND PERFORMANCE INFORMATION
Performance Narrative [Text Block]
Prior to commencing operations, the Fund expects to acquire the assets and liabilities of California Municipal Portfolio (the “California Municipal Predecessor Fund” or a “Predecessor Fund”), a series of Sanford C. Bernstein Fund, Inc., and adopt the accounting and performance history of that fund (a “Reorganization”). The Fund has the same investment objective, strategies, policies and portfolio management team as the Predecessor Fund.
The performance of the California Municipal Predecessor Fund shown below has not been adjusted to reflect the lower fees and expenses that will be incurred by the Fund. The California Municipal Predecessor Fund was a mutual fund, and the average annual total returns as shown below are based on NAV per share, and are not based on market prices for an ETF share as traded on an exchange. California Municipal Predecessor Fund performance is based on the performance of Advisor Class shares. Prior to the Fund’s acquisition of the California Municipal Predecessor Fund, the Class A and Class C shares of the California Municipal Predecessor Fund will be combined into Advisor Class shares. At the time of the Reorganization, the Advisor Class shares and California Municipal Class shares will convert into Advisor Class shares.
The bar chart and performance information provide an indication of the historical risk of an investment in the Fund by showing:
•	how the California Municipal Predecessor Fund’s performance changed from year to year over ten years; and
•
how the California Municipal Predecessor Fund’s average annual returns for one, five and ten years compare to those of a broad-based securities market index and an additional index that more closely reflects the types of securities in which the Fund invests.

You may obtain updated performance information on the website at www.abfunds.com (click on “Investments—ETFs”).
Past performance, as shown for the California Municipal Predecessor Fund, before and after taxes, does not necessarily indicate how the Fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	Past performance, as shown for the California Municipal Predecessor Fund, before and after taxes, does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	how the California Municipal Predecessor Fund’s performance changed from year to year over ten years; andhow the California Municipal Predecessor Fund’s average annual returns for one, five and ten years compare to those of a broad-based securities market index and an additional index that more closely reflects the types of securities in which the Fund invests.
Performance Additional Market Index [Text]	The Predecessor Fund’s previous primary benchmark, the Bloomberg 1-10 Year Municipal Bond Blend Index, which more closely reflects the types of securities in which the Predecessor Fund invests, has been the Predecessor Fund’s secondary benchmark since the change to the primary benchmark.
Bar Chart Narrative [Text Block]	The annual returns in the bar chart are for the California Municipal Predecessor Fund’s Advisor Class shares.
Bar Chart [Heading]	Bar Chart
Bar Chart Closing [Text Block]	Calendar Year End (%) During the period shown in the bar chart, the California Municipal Predecessor Fund’s: Best Quarter was up 4.87%, 4th quarter, 2023; and Worst Quarter was down -4.03%, 1st quarter, 2022.
Performance Table Heading	Performance Table Average Annual Total Returns (For the periods ended December 31, 2024)
Performance Table Market Index Changed	Effective July 24, 2024, the primary broad-based index used for comparison with the Predecessor Fund’s performance changed from the Bloomberg 1-10 Year Municipal Bond Blend Index to the Bloomberg Municipal Bond Index to comply with new regulations that required the Predecessor Fund’s primary benchmark to reflect the overall market in which the Predecessor Fund may invest. The Predecessor Fund’s previous primary benchmark, the Bloomberg 1-10 Year Municipal Bond Blend Index, which more closely reflects the types of securities in which the Predecessor Fund invests, has been the Predecessor Fund’s secondary benchmark since the change to the primary benchmark.
Performance Table Uses Highest Federal Rate	After-tax Returns:–Are an estimate, which is based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes;
Performance Table Not Relevant to Tax Deferred	actual after-tax returns depend on an individual investor’s tax situation and are likely to differ from those shown; and–Are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Availability Website Address [Text]	www.abfunds.com
AB California Intermediate Municipal ETF
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	4.87%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(4.03%)
Lowest Quarterly Return, Date	Mar. 31, 2022